22 Insurance contracts and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Insurance Contracts And Contingencies
Schedule of legal proceedings and contingencies

The provisions related to labor and civil proceedings whose likelihood of loss is assessed as probable are as follows:

	Labor	Civil	Taxes	Total

Balances as of December 31, 2017	297	1,423	-	1,720
Business combinations	2,089	-	-	2,089
Additions	13	-	-	13
Reversals	(166)	(191)	-	(357)
Balances as of December 31, 2018	2,233	1,232	-	3,465
Business combinations	3,301	1,071	-	4,372
Additions	737	1,508	-	2,245
Reversals	(3,770)	(1,043)	-	(4,813)
Balances as of December 31, 2019	2,501	2,768	-	5,269
Business combinations	2,741	2,348	27,487	32,576
Additions*	562	10,869	7,853	19,284
Reversals	(1,285)	(2,705)	-	(3,990)
Balances as of December 31, 2020	4,519	13,280	35,340	53,139

*The total amount of R$ 9,940 are related to legal proceedings attributed to the selling shareholders administration. The same amount was recorded as indemnification assets in the balance sheet in other assets.

Schedule of social security proceedings assessed by Management

There are other civil, labor, taxes and social security proceedings assessed by Management and its legal counsels as possible risk of loss, for which no provisions are recognized, as follows:

	2020	2019

Labor	2,318	3,570
Civil	59,969	39,135
Taxes and social security	4,375	7,583
Total	66,662	50,288